UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7686

Salomon Brothers Emerging Markets Income Fund II Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: May 31

Date of reporting period: August 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS EMERGING

MARKETS INCOME FUND II INC.

FORM N-Q

AUGUST 31, 2005

SALOMON BROTHERS EMERGING MARKETS INCOME FUND II INC.

Schedule of Investments (unaudited)	August 31, 2005

FACE AMOUNT†		SECURITY (a)	VALUE
SOVEREIGN BONDS - 90.4%
Argentina - 3.1%
		Republic of Argentina:
5,206,250		4.005% due 8/3/12 (b)	$4,600,633
23,912,127	ARS	5.830% due 12/31/33 (b)	9,267,183
1,025,000		Step bond to yield 3.374% due 12/31/38	370,538

		Total Argentina	14,238,354

Brazil - 22.8%
		Federative Republic of Brazil:
6,272,000		12.250% due 3/6/30	8,310,400
5,425,000		11.000% due 8/17/40	6,466,600
47,627,000		Collective Action Securities, 8.000% due 1/15/18	49,246,318
18,089,056		DCB, Series L, 4.313% due 4/15/12 (b)	17,433,328
		FLIRB, Series L:
17,346,462		Bearer, 4.250% due 4/15/09 (b)	17,086,265
7,644,923		Registered, 4.250% due 4/15/09 (b)	7,530,249

		Total Brazil	106,073,160

Bulgaria - 1.0%
3,600,000		Republic of Bulgaria, 8.250% due 1/15/15 (c)	4,484,250

Chile - 1.5%
		Republic of Chile:
1,325,000		5.500% due 1/15/13	1,407,786
5,450,000		Collective Action Securities, 4.069% due 1/28/08 (b)	5,486,787

		Total Chile	6,894,573

Colombia - 5.0%
		Republic of Colombia:
900,000		11.750% due 2/25/20	1,203,750
550,000		8.125% due 5/21/24	570,625
17,500,000		10.375% due 1/28/33	21,739,375

		Total Colombia	23,513,750

Costa Rica - 0.8%
3,500,000		Republic of Costa Rica, 8.050% due 1/31/13	3,806,250

Ecuador - 1.2%
		Republic of Ecuador:
2,500,000		12.000% due 11/15/12 (c)	2,512,500
3,730,000		step bond to yield 11.246% due 8/15/30 (c)	3,310,375

		Total Ecuador	5,822,875

El Salvador - 1.0%
		Republic of El Salvador:
1,175,000		7.750% due 1/24/23 (c)	1,318,938
2,975,000		8.250% due 4/10/32 (c)	3,265,062

		Total El Salvador	4,584,000

Malaysia - 1.7%
7,025,000		Federation of Malaysia, 8.750% due 6/1/09	8,062,483

Mexico - 17.0%
		United Mexican States:
7,525,000		11.375% due 9/15/16	11,249,875
		Medium-Term Notes:
26,600,000		8.300% due 8/15/31	33,788,650

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT†		SECURITY (a)	VALUE
Mexico (continued)
		Series A:
2,970,000		6.625% due 3/3/15	$3,279,622
17,300,000		8.000% due 9/24/22	21,365,500
98,200,000	MXN	Series MI10, 9.500% due 12/18/14	9,385,800

		Total Mexico	79,069,447

Panama - 3.8%
		Republic of Panama:
2,275,000		7.250% due 3/15/15	2,475,200
4,656,000		9.375% due 1/16/23	5,820,000
6,120,000		8.875% due 9/30/27	7,412,850
1,700,000		9.375% due 4/1/29	2,152,625

		Total Panama	17,860,675

Peru - 4.1%
		Republic of Peru:
700,000		9.875% due 2/6/15	887,250
8,785,260		FLIRB, 5.000% due 3/7/17 (b)	8,477,776
10,051,250		PDI, 5.000% due 3/7/17 (b)	9,837,661

		Total Peru	19,202,687

Philippines - 4.6%
		Republic of the Philippines:
15,500,000		8.250% due 1/15/14	15,896,800
850,000		9.875% due 1/15/19	927,562
3,625,000		10.625% due 3/16/25	4,114,194
600,000		9.500% due 2/2/30	621,750

		Total Philippines	21,560,306

Russia - 9.6%
		Russian Federation:
1,250,000		8.250% due 3/31/10 (c)	1,357,812
5,900,000		11.000% due 7/24/18 (c)	8,990,125
4,150,000		12.750% due 6/24/28 (c)	7,760,500
23,150,000		step bond to yield 5.335% due 3/31/30 (c)	26,463,344

		Total Russia	44,571,781

South Africa - 1.8%
7,400,000		Republic of South Africa, 6.500% due 6/2/14	8,195,500

Turkey - 4.9%
		Republic of Turkey:
2,450,000		11.875% due 1/15/30	3,497,375
16,475,000		Collective Action Securities, 9.500% due 1/15/14	19,502,281

		Total Turkey	22,999,656

Ukraine - 1.4%
		Republic of Ukraine:
3,700,000		7.343% due 8/5/09 (b)(c)	4,037,625
2,440,000		7.650% due 6/11/13 (c)	2,696,200

		Total Ukraine	6,733,825

Uruguay - 0.9%
4,172,411		Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (d)	3,963,791

Venezuela - 4.2%
		Bolivarian Republic of Venezuela:
13,226,000		8.500% due 10/8/14	14,019,560
		Collective Action Securities:

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT†		SECURITY (a)	VALUE
Venezuela (continued)
350,000		4.640% due 4/20/11 (b)(c)	$332,675
3,500,000		10.750% due 9/19/13	4,184,250
850,000		Par Bonds, Series A, 6.750% due 3/31/20	854,250

		Total Venezuela	19,390,735

		TOTAL SOVEREIGN BONDS (Cost - $395,478,919)	421,028,098

LOAN PARTICIPATION(b)(e) - 0.2%
Morocco - 0.2%
1,105,162		Kingdom of Morocco, Tranche A, 4.813% due 1/2/09 (JPMorgan Chase & Co.) (Cost - $1,095,930)	1,101,018

CORPORATE BONDS & NOTES - 8.6%
Oil & Gas - 8.6%
14,650,000		Gaz Capital SA, 8.625% due 4/28/34 (c)	18,699,260
		Pemex Project Funding Master Trust:
15,125,000		7.375% due 12/15/14	17,098,812
3,300,000		9.500% due 9/15/27 (c)	4,356,000

		TOTAL CORPORATE BONDS & NOTES (Cost - $38,647,005)	40,154,072

CONTRACTS
PURCHASED OPTION - 0.2%
21,000,000	EUR	Argentina Call @ $0.30, expires 8/15/06 (Cost - $778,743)	776,979

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $436,000,597)	463,060,167

FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
$1,899,000		Interest in $638,841,000 joint tri-party repurchase agreement dated 8/31/05 with Deutsche Bank Securities Inc., 3.580% due 9/1/05, Proceeds at maturity - $1,899,189; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.910% due 9/6/05 to 4/25/12; Market value - $1,936,981)	1,899,000
1,000,000		Interest in $666,711,000 joint tri-party repurchase agreement dated 8/31/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.580% due 9/1/05, Proceeds at maturity - $1,000,099; (Fully collateralized by U.S. government agency obligations, 0.000% to 6.000% due 9/21/05 to 11/15/24; Market value - $1,020,005)	1,000,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,899,000)	2,899,000

		TOTAL INVESTMENTS - 100.0% (Cost - $438,899,597#)	$465,959,167

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

(a)	All securities segregated as collateral pursuant to loan agreement, swap contracts, futures contracts, and/or reverse repurchase agreements.

(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 2005.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Participation interest was acquired through the financial institution indicated parenthetically.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS — Argentine Peso DCB — Debt Conversion Bond EUR — Euro FLIRB — Front-Loaded Interest Reduction Bonds MXN — Mexican Peso PDI — Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Emerging Markets Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities, options and futures for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked price as of the close of business of that market. However, when the spread between the bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings which may create leverage risk by the Fund.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of both the borrower and the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit Default Swaps. The Fund enters into credit default swap contracts (“swaps”) for investment purposes, to manage its credit risk or to add leverage. As a seller in a credit default swap contract, the Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

2. Investments

At August 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,357,445
Gross unrealized depreciation	(297,875)

Net unrealized appreciation	$27,059,570

At August 31, 2005, the Fund held one loan participation with a total cost of $1,095,930 and a total market value of $1,101,018.

At August 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 10 Year Notes	1,000	9/05	$113,915,684	$112,921,875	$993,809

As of August 31, 2005, the Fund entered into the following credit default swap agreement:

Swap Counterparty:	Morgan Stanley & Co. International Ltd.
Effective Date:	3/16/05
Reference Entity:	Federative Republic of Brazil, 12.25%, due 3/6/30
Notional Amount:	$24,000,000, Fixed Rate 3.60%
Termination Date:	3/20/10
Unrealized Appreciation:	$ 439,678

Swap Counterparty:	Credit Suisse First Boston International
Effective Date:	8/20/05
Reference Entity:	Federative Republic of Brazil, 12.25%, due 3/6/30
Notional Amount:	$14,000,000, Fixed Rate 3.49%
Termination Date:	8/20/10
Unrealized Appreciation:	$69,845

At August 31, 2005, the Fund had the following open reverse repurchase agreements:

FACE AMOUNT	SECURITY	VALUE
$2,428,750	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 7/5/05 bearing interest at 0.040% to be repurchased at $2,438,600 on 7/5/06, collateralized by: $2,500,000 Republic of Ecuador, 12.000% due 11/12/15; Market value (including accrued interest) - $2,601,359	$2,428,750
10,865,343	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 8/9/05 bearing interest at 3.250% to be repurchased at $11,223,371 on 8/9/06, collateralized by: $10,554,000 Federative Republic of Brazil, 8.000% due 1/15/15; Market value (including accrued interest) - $10,984,484	10,865,343
33,228,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 8/11/05 bearing interest at 3.600% to be repurchased at $34,440,822 on 8/11/06, collateralized by: $26,000,000 United Mexican States, Medium-Term Notes, 8.300% due 8/15/31; Market value (including accrued interest) - $33,126,190	33,228,000

	Total Reverse Repurchase Agreements (Cost - $46,522,093)	$46,522,093

3. Loan

At August 31, 2005, the Fund had a $55,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $55,000,000 outstanding with CHARTA, LLC (as successor by assignment to CXC, LLC) (the “Lender”), an affiliate of Citigroup, a commercial paper conduit issuer for which Citicorp North America, Inc., an affiliate of the Adviser acts as administrative agent. The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Emerging Markets Income Fund II Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	October 31, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	October 31, 2005